OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ACCRUED LIABILITIES.
Schedule of Other Accrued Liabilities

	2021	2020
Retirement indemnities	2,382	2,665
Provision for warranty costs	252	368
Accruals for payroll and associated taxes	944	734
Conditional government advances	463	1,097
Value added tax payable	463	420
Advances received from customers	225	551
Provision for Asset Retirement Obligation (Japan)	109	113
Provision for employee termination indemnities (Korea)	97	69
Others	353	477
Total	5,289	6,494
Less non-current portion	(2,534)	(3,720)
Current portion	2,755	2,774

Schedule of Conditional Advances

2022	6
2023	12
2024	93
2025	93
2026 and thereafter	260
Total	463

Schedule of Changes is the Provision for Warranty Costs

	2021	2020
Beginning of year	368	370
Amount used during the year	(225)	(269)
New warranty expenses	110	266
End of year	252	368
Less current portion	(206)	(262)
Long term portion	46	106